COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Oct. 26, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of purchase commitments
(in thousands)
2015	$ 1,835,647
2016	1,030,108
2017	724,621
2018	645,355
2019	533,539
Later Years	782,191
Total	$ 5,551,461

Schedule of noncancelable operating lease commitments
(in thousands)
2015	$ 9,387
2016	4,286
2017	2,451
2018	1,274
2019	977
Later Years	1,619
Total	$ 19,994

Schedule of purchase obligations that are not reflected in the consolidated statements of financial position
(in thousands)
2015	$ 403,459
2016	25,835
2017	31,855
2018	35,350
2019	28,725
Later Years	10,019
Total	$ 535,243